Consolidated statements of income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	€ 17,834	€ 18,021	€ 18,169
Cost of sales	(9,776)	(10,248)	(10,721)
Gross margin	8,058	7,773	7,448
Selling expenses	(4,342)	(4,486)	(4,524)
General and administrative expenses	(628)	(582)	(608)
Research and development expenses	(1,700)	(1,747)	(1,890)
Other business income	87	590	112
Other business expenses	(51)	(1,019)	(652)
Income from operations	1,424	529	(115)
Financial income	113	105	63
Financial expenses	(346)	(387)	(376)
Results of associates	(9)	(124)	(98)
Income before taxes	1,182	123	(526)
Income tax (expense) benefit	(282)	(963)	73
Income from continuing operations	901	(840)	(454)
Discontinued operations, net of income taxes	(4)	142	(10)
Net income	897	(698)	(463)
Attribution of net income:
Net income attributable to shareholders of Koninklijke Philips N.V.	895	(702)	(466)
Net income attributable to non-controlling interests	€ 1	€ 3	€ 2
Basic earnings per common share
Basic earnings (loss) per share from continuing operations (in EUR per share)	€ 0.95	€ (0.90)	€ (0.48)
Basic earnings (loss) per share (in EUR per share)	0.94	(0.75)	(0.49)
Diluted earnings per common share
Diluted earnings (loss) per share from continuing operations (in EUR per share)	0.93	(0.90)	(0.48)
Diluted earnings (loss) per share (in EUR per share)	€ 0.93	€ (0.75)	€ (0.49)